RELATED PARTY TRANSACTIONS AND BALANCES (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2024 USD ($)
RELATED PARTY TRANSACTIONS AND BALANCES
Other Operating Income, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Operating Cost and Expense, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Due from related parties, current	¥ 2,803	¥ 2,842	$ 384
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due from related parties, non-current		¥ 25
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
Due to related parties, current	¥ 397	¥ 303	$ 54
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]	Related Party [Member]
H World
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	¥ 283	¥ 248
BTG
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	160	129
Shangcheng
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	196	200
Tongcheng Travel
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	274	253
Service fee to Tongcheng Travel	51	51
Lvyue
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to Lvyue		20
Repayment of loan from Lvyue	41	89
Related Party A | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	2,546	2,268
Due to related parties, current	37	27
Related Party D
RELATED PARTY TRANSACTIONS AND BALANCES
Commissions from related parties	196	200
Related Party E
RELATED PARTY TRANSACTIONS AND BALANCES
Loans provided to Lvyue	0	20
Repayment of loan from the related party Lvyue	47	¥ 90
Related Party E | Minimum
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		3 months
Related Party E | Maximum
RELATED PARTY TRANSACTIONS AND BALANCES
Term of loans		12 months
Related Party E | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	73	¥ 115
Related Party F
RELATED PARTY TRANSACTIONS AND BALANCES
Interest income from loans	5	7
Related Party F | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current		55
Others | Trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, current	184	404
Due to related parties, current	¥ 360	276
Others | Non-trade related
RELATED PARTY TRANSACTIONS AND BALANCES
Due from related parties, non-current		¥ 25